JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.8%
Auto Components — 1.6%
Autoliv, Inc. (Sweden)	298	21,718

Automobiles — 3.3%
General Motors Co.	1,475	43,654

Banks — 9.8%
Bank of America Corp.	1,508	36,325
Citigroup, Inc.	875	37,740
Citizens Financial Group, Inc.	279	7,040
East West Bancorp, Inc.	153	5,012
Wells Fargo & Co.	1,769	41,593

		127,710

Beverages — 1.5%
Coca-Cola Co. (The)	394	19,457

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. *	170	19,396
Biogen, Inc. *	28	8,000

		27,396

Building Products — 5.2%
Carrier Global Corp.	478	14,610
Owens Corning	453	31,192
Trane Technologies plc	183	22,225

		68,027

Capital Markets — 1.7%
Invesco Ltd.	466	5,315
Morgan Stanley	352	17,014

		22,329

Chemicals — 9.2%
Celanese Corp.	312	33,514
CF Industries Holdings, Inc.	339	10,408
DuPont de Nemours, Inc.	308	17,099
Eastman Chemical Co.	223	17,444
FMC Corp.	325	34,420
LyondellBasell Industries NV, Class A	114	8,064

		120,949

Containers & Packaging — 1.2%
International Paper Co.	177	7,176
Westrock Co.	256	8,876

		16,052

Electrical Equipment — 0.5%
Sensata Technologies Holding plc *	168	7,235

Equity Real Estate Investment Trusts (REITs) — 5.2%
Host Hotels & Resorts, Inc.	1,187	12,812
Ventas, Inc.	704	29,544
Weingarten Realty Investors	729	12,360
Welltower, Inc.	246	13,536

		68,252

Food & Staples Retailing — 3.3%
Sysco Corp.	125	7,784
US Foods Holding Corp. *	1,582	35,161

		42,945

Food Products — 2.0%
Lamb Weston Holdings, Inc. (a)	407	26,959

Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	212	28,834

Health Care Providers & Services — 4.9%
Anthem, Inc.	64	17,136
Centene Corp. *	196	11,433
Cigna Corp.	148	24,988
McKesson Corp.	74	10,991

		64,548

Hotels, Restaurants & Leisure — 2.6%
Darden Restaurants, Inc.	286	28,831
Royal Caribbean Cruises Ltd. (a)	85	5,496

		34,327

Household Durables — 2.4%
PulteGroup, Inc.	440	20,345
Whirlpool Corp.	58	10,739

		31,084

Industrial Conglomerates — 1.0%
Honeywell International, Inc.	81	13,251

Insurance — 3.6%
American International Group, Inc.	646	17,774
Chubb Ltd.	93	10,764
Hartford Financial Services Group, Inc. (The)	288	10,619
MetLife, Inc.	225	8,371

		47,528

Internet & Direct Marketing Retail — 0.4%
Booking Holdings, Inc. *	3	5,474

IT Services — 2.2%
Leidos Holdings, Inc.	116	10,341
Sabre Corp. (a)	393	2,555
WEX, Inc. *	112	15,621

		28,517

Machinery — 2.9%
AGCO Corp.	234	17,401
Snap-on, Inc.	54	7,960
Stanley Black & Decker, Inc.	77	12,457

		37,818

Media — 4.4%
Comcast Corp., Class A	1,155	53,425
Discovery, Inc., Class A * (a)	232	5,051

		58,476

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	339	5,300

Multiline Retail — 0.4%
Kohl’s Corp.	297	5,494

Oil, Gas & Consumable Fuels — 6.0%
Diamondback Energy, Inc.	322	9,693
EOG Resources, Inc.	476	17,093
Parsley Energy, Inc., Class A	2,280	21,343
Phillips 66	206	10,679

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Pioneer Natural Resources Co.	232	19,924

		78,732

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	534	32,219
Elanco Animal Health, Inc. *	275	7,692
Merck & Co., Inc.	223	18,490
Pfizer, Inc.	499	18,313

		76,714

Real Estate Management & Development — 1.6%
CBRE Group, Inc., Class A *	167	7,858
Cushman & Wakefield plc * (a)	1,229	12,914

		20,772

Road & Rail — 1.9%
Lyft, Inc., Class A * (a)	216	5,940
Norfolk Southern Corp.	91	19,516

		25,456

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. *	47	3,813
Microchip Technology, Inc.	82	8,426
NXP Semiconductors NV (Netherlands)	63	7,813
ON Semiconductor Corp. *	1,473	31,938

		51,990

Specialty Retail — 2.4%
AutoNation, Inc. *	355	18,806
Best Buy Co., Inc.	111	12,364

		31,170

Textiles, Apparel & Luxury Goods — 2.5%
Carter’s, Inc.	237	20,520
Ralph Lauren Corp. (a)	75	5,118
Tapestry, Inc.	469	7,324

		32,962

Tobacco — 0.9%
Philip Morris International, Inc.	167	12,508

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	96	10,921

TOTAL COMMON STOCKS (Cost $1,253,787)		1,314,559

	No. of Rights (000)
RIGHTS — 0.0% (b)
Pharmaceuticals — 0.0% (b)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $456)	214	482

	Shares (000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $3,538)	3,536	3,538

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	5,698	5,699
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	5,938	5,938

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $11,637)		11,637

TOTAL SHORT-TERM INVESTMENTS (Cost $15,175)		15,175

Total Investments — 101.0% (Cost $1,269,418)		1,330,216
Liabilities in Excess of Other Assets — (1.0)%		(12,562)

Net Assets — 100.0%		1,317,654

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $11,207,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,330,216	$—	$—	$1,330,216

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$12,570	$108,274	$117,303	$(4)	$1	$3,538	3,536	$14	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	51,705	29,000	75,000	(5)	(1)	5,699	5,698	25	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	8,692	26,359	29,113	—	—	5,938	5,938	1	—

Total	$72,967	$163,633	$221,416	$(9)	$—	$15,175		$40	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.